CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 27,137		$ 26,326	$ 20,980		$ 22,679
Restricted cash - current asset	8,011		6,003	5,958		6,962
Restricted cash - non-current asset	12,887		13,125	13,404		13,640
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 48,035	$ 54,273	$ 45,454	$ 40,342	$ 48,816	$ 43,281